3) Risk Management (Details 20) - BRL (R$) R$ in Thousands	Dec. 31, 2020		Dec. 31, 2019
Financial assets and liabilities measured at fair value
Brazilian government securities	R$ 215,945,004		R$ 200,835,878
Corporate debt and marketable equity securities	16,689,704		13,391,018
Bank debt securities	10,668,517		14,984,397
Mutual funds	6,516,477		5,518,833
Foreign governments securities	626,079		471,153
Brazilian sovereign bonds	725,515		47,308
Financial assets at fair value through profit or loss	251,171,296		235,248,587
Derivative financial instruments (assets)	24,815,393		14,511,190
Derivative financial instruments (liabilities)	(18,697,682)		(14,244,083)
Derivatives	6,117,711		267,107
Brazilian government securities	143,498,442		161,066,901
Corporate debt securities	4,894,033		5,485,677
Bank debt securities	6,127,305		5,512,479
Brazilian sovereign bonds	9,572,373		1,746,932
Foreign governments securities	6,508,218		6,454,894
Mutual funds	2,950,583		2,231,810
Marketable equity securities and other stocks	12,291,021		9,951,317
Financial assets at fair value through other comprehensive income	185,841,975	[1]	192,450,010
Total	443,130,982		427,965,704
Level 1 [member]
Financial assets and liabilities measured at fair value
Brazilian government securities	209,599,900		195,987,017
Corporate debt and marketable equity securities	12,413,353		7,911,149
Bank debt securities	1,717,037		1,466,695
Mutual funds	6,516,477		5,518,833
Foreign governments securities	626,079		471,153
Brazilian sovereign bonds	725,515		47,308
Financial assets at fair value through profit or loss	231,598,361		211,402,155
Derivative financial instruments (assets)	138,708		107,388
Derivative financial instruments (liabilities)	(67,427)		(52,334)
Derivatives	71,281		55,054
Brazilian government securities	143,467,979		161,031,769
Corporate debt securities	1,128,700		2,344,002
Bank debt securities	5,576,877		5,098,002
Brazilian sovereign bonds	9,572,373		1,746,932
Foreign governments securities	6,508,218		6,454,894
Mutual funds	2,950,583		2,231,810
Marketable equity securities and other stocks	11,153,243		7,192,221
Financial assets at fair value through other comprehensive income	180,357,973		186,099,630
Total	412,027,615		397,556,839
Level 2 [member]
Financial assets and liabilities measured at fair value
Brazilian government securities	6,345,101		4,848,858
Corporate debt and marketable equity securities	3,956,920		4,772,477
Bank debt securities	8,951,480		13,517,702
Mutual funds	0		0
Foreign governments securities	0		0
Brazilian sovereign bonds	0		0
Financial assets at fair value through profit or loss	19,253,501		23,139,037
Derivative financial instruments (assets)	24,657,390		14,392,323
Derivative financial instruments (liabilities)	(18,383,783)		(14,152,623)
Derivatives	6,273,607		239,700
Brazilian government securities	0		0
Corporate debt securities	3,627,146		2,541,288
Bank debt securities	496,598		414,477
Brazilian sovereign bonds	0		0
Foreign governments securities	0		0
Mutual funds	0		0
Marketable equity securities and other stocks	1,104,155		2,638,655
Financial assets at fair value through other comprehensive income	5,227,899		5,594,420
Total	30,755,007		28,973,157
Level 3 [member]
Financial assets and liabilities measured at fair value
Brazilian government securities	3		3
Corporate debt and marketable equity securities	319,431		707,392
Bank debt securities	0		0
Mutual funds	0		0
Foreign governments securities	0		0
Brazilian sovereign bonds	0		0
Financial assets at fair value through profit or loss	319,434		707,395
Derivative financial instruments (assets)	19,295		11,479
Derivative financial instruments (liabilities)	(246,472)		(39,126)
Derivatives	(227,177)		(27,647)
Brazilian government securities	30,463		35,132
Corporate debt securities	138,187		600,387
Bank debt securities	53,830		0
Brazilian sovereign bonds	0		0
Foreign governments securities	0		0
Mutual funds	0		0
Marketable equity securities and other stocks	33,623		120,441
Financial assets at fair value through other comprehensive income	256,103		755,960
Total	R$ 348,360		R$ 1,435,708

[1]	In June 2020, Management decided to reclassify the Securities measured at fair value through other comprehensive income to be measured at amortized cost, in the amount of R$20,009,471 thousand. This reclassification was the result of the alignment of risk and capital management. Without considering this reclassification of the securities it would have been recognized in other comprehensive income fair value changes in the amount of R$1,794,263 thousand.